Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets by Category

The categories of financial assets included in the balance sheet and the heading in which they are included are as follows. The measurement of financial assets is at amortised cost unless otherwise stated:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade receivables	29,306	4	-
Cash and cash equivalents	27,449	13,515	21,494
Term deposits	10,000	20,000	5,000
Derivative financial instruments held at fair value	1,492	-	-
Other current assets at amortized cost	-	1	43
Non-current financial assets at amortized cost	303	275	275
	68,550	33,795	26,812

Summary of Financial Liabilities by Category	Financial liabilities by category
	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade and other payables	7,085	6,526	3,641
Lease liability	341	287	-
	7,426	6,813	3,641
All amounts are short-term.
Summary of Credit Quality of Financial Assets

The maximum exposure to credit risk at the reporting date by class of financial asset was:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade receivables	29,306	4	-
Financial assets at amortized cost – non-current	303	275	275
Financial assets at amortized cost – current	-	1	43
	29,609	280	318

Summary of Currency Risk

Financial assets and liabilities denominated in euros and translated into sterling at the closing rate were:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Financial assets	467	2,032	1,481
Financial liabilities	(1,190)	(2,672)	(1,043)
Net financial (liabilities)/assets	(723)	(640)	438

Financial assets and liabilities denominated in US dollars and translated into sterling at the closing rate were:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Financial assets	29,427	1,691	711
Financial liabilities	(2,123)	(94)	(86)
Net financial (liabilities)/assets	27,304	1,597	625

The table shows the impact of an additional weakening or strengthening of sterling against the euro by 20%.
		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2020
Group result for the year	(32,547)	(29,056)	(37,784)
Euro denominated net financial liabilities	(724)	(603)	(904)
Total equity at December 31, 2020	9,059	9,180	8,878

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2019
Group result for the year	(19,582)	(18,645)	(21,257)
Euro denominated net financial liabilities	(640)	(533)	(800)
Total equity at December 31, 2019	20,909	18,879	23,995

2018
Group result for the year	(18,411)	(17,259)	(20,140)
Euro denominated net financial liabilities	438	364	546
Total equity at December 31, 2018	35,055	32,667	38,637

The table shows the impact of an additional weakening or strengthening of sterling against the US dollar by 20%.
		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2020
Group result for the year	(32,547)	(31,283)	(34,442)
U.S. dollar denominated net financial assets	27,304	22,753	34,130
Total equity at December 31, 2020	9,059	4,508	15,885

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2019
Group result for the year	(19,582)	(19,337)	(19,950)
U.S. dollar denominated net financial assets	1,597	1,330	1,996
Total equity at December 31, 2019	20,909	20,643	21,308

2018
Group result for the year	(18,411)	(18,203)	(18,723)
U.S. dollar denominated net financial assets	625	522	782
Total equity at December 31, 2019	35,055	34,951	35,211